Results for the year - Research and development costs - Research and development costs (Details) - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of attribution of expenses by nature to their function [line items]
Employee costs (note 2.4)	kr 15,923	kr 12,429	kr 9,952
Amortisation, intangible assets (note 3.1)	931	649	604
Impairment losses and reversals, intangible assets (note 3.1)	7,912	1,108	760
Clinical trial cost	12,232	9,468	6,313
Other research and development costs	9,866	7,476	5,496
Total research and development costs	kr 48,062	kr 32,443	kr 24,047
As percentage of net sales	16.60%	14.00%	13.60%
Research and development costs
Disclosure of attribution of expenses by nature to their function [line items]
Depreciation, property, plant and equipment (note 3.2)		kr 1,053	kr 898
Impairment losses for the year	kr 78	kr 260	kr 24